UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment  (  ); Amendment Number:
This Amendment  (Check only one.):	(  ) is a restatement.
						(  ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nationwide Corporation
Address:	One Nationwide Plaza
		Columbus, OH  43215

13F File Number:	28-607

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Robert J. Woodward, Jr.
Title:	Executive Vice President and Chief Investment Officer
Phone:	(614)249-7696
Sinature, Place, and Date of Signing:

	Robert J. Woodward, Jr.		Columbus, Ohio	May 10, 1999


Report Type (Check only one.):

( X)		13F HOLDINGS REPORT.

(  )		13F NOTICE.

(  )		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934



                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	34

Form 13F Information Table Value Total:	$16,519,425


List of Other Included Managers:

No.	13F File Number	Name

01
02
03
04

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FORM 13F INFORMATION TABLE

                                                         VALUE        SHARES    SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS CUSIP     (X$1000)     PRIN AMT  PRN CALL DSCRETN  MANAGERS  SOLE      SHARED NONE

ACTEL CORP                           COM            004934105 170,177
10,353   SH       DEFINED  01        10,353
ACUSON CORP                          COM            005113105 298,750
20,000   SH       DEFINED  01        20,000
ADVANCED POLYMER SYS INC             COM            00754G102 58,332
13,333   SH       DEFINED  01        13,333
ALTERA CORP                          COM            021441100 1,190,000
20,000   SH       DEFINED  01        20,000
APPLIED MICROSYSTEMS CORP            COM            037935103 35,296
12,277   SH       DEFINED  01        12,277
BMC SOFTWARE INC                     COM            055921100 1,482,500
40,000   SH       DEFINED  01        40,000
CYPRESS SEMICONDUCTOR CORP           COM            232806109 90,000
10,000   SH       DEFINED  01        10,000
ELECTRONIC ARTS INC                  COM            285512109 237,500      5,000
SH       DEFINED  01        5,000
ENDOSONICS CORP                      COM            29264K105 144,014
22,156   SH       DEFINED  01        22,156
EXABYTE CORP                         COM            300615101 71,250
15,000   SH       DEFINED  01        15,000
FILENET CORP                         COM            316869106 120,904
17,272   SH       DEFINED  01        17,272
GENZYME CORP                         COM GENL DIV   372917104 821,728
16,292   SH       DEFINED  01        16,292
HEWLETT PACKARD CO                   COM            428236103 1,017,188
15,000   SH       DEFINED  01        15,000
IDEXX LABS INC                       COM            45168D104 718,125
30,000   SH       DEFINED  01        30,000
IMMUNEX CORP NEW                     COM            452528102 2,497,500
30,000   SH       DEFINED  01        30,000
INTERPORE INTL                       COM            46062W107 47,948
10,655   SH       DEFINED  01        10,655
JOHNS MANVILLE CORP NEW              COM            478129109 1,584,223
91,839   SH       DEFINED  01        91,839
LTV CORP NEW                         COM            501921100 81,700
15,200   SH       DEFINED  01        15,200
METAL MGMT INC                       COM            591097100 19,236
12,069   SH       DEFINED  01        12,069
NATIONAL WIRELESS HLDGS INC          COM            638560102 871,982
44,717   SH       DEFINED  01        44,717
NEXSTAR PHARMACEUTICALS INC          COM            65333B106 214,988
12,600   SH       DEFINED  01        12,600
NOVELL INC                           COM            653929307 312,124
12,392   SH       DEFINED  01        12,392
OPENROUTE NETWORKS INC               COM            683986103 83,410
38,682   SH       DEFINED  01        38,682
ORTHOLOGIC CORP                      COM            68750J107 36,966
12,322   SH       DEFINED  01        12,322
PLANAR SYS INC                       COM            726900103 77,036
10,021   SH       DEFINED  01        10,021
PLATINUM SOFTWARE CORP               COM            72764R105 220,830
29,943   SH       DEFINED  01        29,943
QUIDEL CORP                          COM            74838J101 43,090
21,545   SH       DEFINED  01        21,545
SAVOIR TECHNOLOGY GROUP INC          COM            80533W107 181,436
21,036   SH       DEFINED  01        21,036
SYBASE INC                           COM            871130100 184,468
23,240   SH       DEFINED  01        23,240
TUBOSCOPE INC                        COM            898600101 122,121
13,569   SH       DEFINED  01        13,569
VERDANT BRANDS INC                   COM            923366108 40,538
36,034   SH       DEFINED  01        36,034
WALL DATA INC                        COM            932045107 550,821
38,318   SH       DEFINED  01        38,318
XILINX INC                           COM            983919101 2,433,750
60,000   SH       DEFINED  01        60,000
SUN INTL HOTELS LTD                  ORD            P8797T133 459,494
13,977   SH       DEFINED  01        13,977

Column Total                                                  16,519,425
794,842                                       794,842
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